Vessel Charters (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
The minimum estimated charter hire and rental payments for the remainder of the year and the next four fiscal years, as at June 30, 2018, for the Partnership’s vessels chartered-in are as follows:

	Remainder of 2018	2019	2020	2021	2022
Vessel Charters (i)	$	$	$	$	$
Charters-in – capital leases (ii)	87,756	119,534	118,785	117,830	117,035

(i)
The Partnership owns 69% of Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), which is a party to operating leases whereby the Teekay Tangguh Joint Venture is leasing the Tangguh Hiri and Tangguh Sago LNG carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table above does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 5 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. Under the terms of the leasing arrangement for the Tangguh LNG Carriers, whereby the Teekay Tangguh Joint Venture is the lessee, the lessor claims tax depreciation on its lease of these vessels. As is typical in these types of leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The carrying amount of tax indemnification guarantees of the Partnership relating to the leasing arrangement through the Teekay Tangguh Joint Venture as at June 30, 2018 was $6.8 million (December 31, 2017 – $7.1 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. The tax indemnification is for the duration of the lease contracts with the third party plus the years it would take for the lease payments to be statute barred, which will end in 2033 for the vessels. Although there is no maximum potential amount of future payments, the Teekay Tangguh Joint Venture may terminate the lease arrangement on a voluntary basis at any time. If the lease arrangement terminates, the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation.

(ii)
As at June 30, 2018, the Partnership was a party, as lessee, to a capital lease on one Suezmax tanker, the Toledo Spirit. Under this capital lease, the owner has the option to require the Partnership to purchase the vessel. The charterer, who is also the owner, also has the option to cancel the charter contract and the cancellation option is first exercisable in August 2018. The amounts in the table above assume the owner will not exercise its option to require the Partnership to purchase the vessel from the owner, but rather assume the owner will cancel the charter contract when the cancellation right is first exercisable in August 2018 and sell the vessel to a third party, upon which, the remaining lease obligation will be extinguished. Therefore, the table above does not include any amounts after the expected cancellation date of the lease. In May 2018, the charterer of the Toledo Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received.

The Partnership is also a party to capital leases on seven LNG carriers, the Creole Spirit, the Oak Spirit, the Torben Spirit, the Macoma, the Murex, the Magdala and the Myrina. Upon delivery of these seven LNG carriers between February 2016 and May 2018, the Partnership sold these respective vessels to third parties (or the Lessors) and leased them back under 10-year bareboat charter contracts ending in 2026 through to 2028. The bareboat charter contracts are accounted for as obligations related to capital leases and have fixed-price purchase obligations at the end of the lease terms.

As at June 30, 2018, the Partnership has a sale-leaseback agreement in place for one of its LNG carrier newbuildings scheduled to deliver during the remainder of 2018, and upon delivery, the Lessor will charter the vessel back to the Partnership (see Note 16c). As at June 30, 2018, the Partnership had received $58 million from the Lessor relating to the one LNG carrier newbuilding that was recorded in current and long-term obligations related to capital leases in the Partnership's consolidated balance sheets. The Partnership has secured a further $127 million in capital lease financing to be received during the remainder of 2018 upon delivery of the vessel (see Note 16c).

The Partnership understands that these vessels and lease operations are the only assets and operations of the Lessors. The Partnership operates the vessels during the lease term and as a result, is considered to be, under GAAP, each Lessor's primary beneficiary; therefore, the Partnership consolidates the Lessors for financial reporting purposes as VIEs.

The liabilities of the Lessors are loans and are non-recourse to the Partnership. The amounts funded to the Lessors in order to purchase the vessels materially match the funding to be paid by the Partnership's subsidiaries under the sale-leaseback transaction. As a result, the amounts due by the Partnership's subsidiaries to the Lessors have been included in obligations related to capital leases as representing the Lessors' loans.

The obligations of the Partnership under the bareboat charter contracts are guaranteed by the Partnership. In addition, the guarantee agreements require the Partnership to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As at June 30, 2018, the Partnership was in compliance with all covenants in respect of the obligations related to capital leases.

Disaggregation of Revenue
The following tables contain the Partnership’s revenue for the three and six months ended June 30, 2018 and 2017, by contract type and by segment.

	Three Months Ended June 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	96,857	4,316	101,173	79,404	10,965	90,369
Voyage charters	6,767	5,719	12,486	—	230	230
Bareboat charters	5,734	—	5,734	7,405	—	7,405
Management fees and other income	2,814	108	2,922	2,622	278	2,900
	112,172	10,143	122,315	89,431	11,473	100,904

	Six Months Ended June 30,
	2018			2017
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	190,316	9,714	200,030	157,918	21,697	179,615
Voyage charters	10,390	10,470	20,860	—	1,453	1,453
Bareboat charters	11,111	—	11,111	15,835	—	15,835
Management fees and other income	5,404	216	5,620	4,625	556	5,181
	217,221	20,400	237,621	178,378	23,706	202,084

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the three months ended June 30, 2018 and 2017.

	Three Months Ended		Six Months Ended
	June 30 2018 $	June 30 2017 $	June 30 2018 $	June 30 2017 $
Non-lease revenue - related to sales type or direct financing leases	4,124	4,880	8,264	12,211
Management fees and other income	2,922	2,900	5,620	5,181
Total	7,046	7,780	13,884	17,392

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	June 30, 2018 $	December 31, 2017 $
Total minimum lease payments to be received	543,569	568,710
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	344	361
Less unearned revenue	(248,131)	(268,046)
Total net investments in direct financing leases	490,747	495,990
Less current portion	(10,453)	(9,884)
Net investments in direct financing leases	480,294	486,106